Income Tax - Schedule of Reconciliation Related to Income Tax Expense (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Major components of tax expense (income) [abstract]
Statutory income tax rate	20.00%	20.00%	20.00%
Effective income tax rate	7.30%	(6.10%)	65.10%